Restructuring - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Restructuring and Related Activities [Abstract]
Total Expected Plan Cost	$ 238
Additional Costs/Adjustments	$ 15	$ 223	$ 0